Income taxes - Non Capital Losses Carry Forwards (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	$ 2,823,170
Tax credits	204,131
Canada
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	917,120
U.S.
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	1,906,050
2024—2028
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	11,780
Tax credits	3,359
2024—2028 | Canada
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	3,339
2024—2028 | U.S.
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	8,441
2029+
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	2,811,390
Tax credits	200,772
2029+ | Canada
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	913,781
2029+ | U.S.
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	$ 1,897,609